Consolidated Statements of Operations (Parentheticals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		99 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Statement [Abstract]
Stock-based compensation, officers and directors	$ 96,452	$ 216,081	$ 393,294	$ 724,493	$ 951,677	$ 1,141,458	$ 3,028,036
Stock - based compensation professional fees	0	0	10,436	0
Stock-based compensation, consulting fees	61,243	158,567	258,747	580,194	773,802	699,118	1,517,957
Sponsorship fee					$ 0	$ 30,220